Sales Concentration (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012
Concentration Risk [Line Items]
Sales Revenue, Goods, Net	$ 261,000	$ 258,000	$ 417,000	$ 631,000	$ 820,000	$ 812,000
Concentration Risk, Geographic					The geographic breakdown of net product sales was as follows: 86% U.S. and 14% foreign.	The geographic breakdown of net product sales was as follows: 92% U.S. and 8% foreign.
Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer					three	two
Concentration Risk, Percentage					69.00%	67.00%
U.S. Concentration Risk, Percentage					86.00%	92.00%
Foreign Concentration Risk Percentage					14.00%	8.00%
Maximum [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					10.00%	10.00%